Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of details of company's principal subsidiaries
Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Technologies Co., Ltd. (“Powerbridge HK”)	100% by Powerbridge	July 27, 2018	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by Powerbridge	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by Powerbridge	October 1, 2021	Singapore	Management consultancy services
Powerbridge Technologies Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Shenzhen Hongding Interconnect Technology Co., Ltd.	100% by Hongding	October 21, 2020	the PRC	software application and technology services
Shantou Hongrui Information Technology Co., Ltd. (“Shantou Hongrui) *	38% by Powerbridge Zhuhai	On August 19, 2019	the PRC	software application and technology services
Ningbo Powerbridge Pet Product Cross-border E-Commerce Service Co., Ltd. (“Ningbo Powerbridge”) (1)	60% by Powerbridge Zhuhai	September 29, 2019	the PRC	E-commerce
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100% by Hongding	July 28, 2020	the PRC	software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”)	60% by Powerbridge Zhuhai	June 21, 2019	the PRC	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd* (“Zhixin”)	45% by Powerbridge Zhuhai	September 2, 2019	the PRC	software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Hunan Xinfei Digital Technology Co., Ltd. (“Hunan Xinfei”)	51% by Powerbridge Zhuhai	August 2, 2021	the PRC	software application and technology services
Zhanjiang Hongqin Technology Co., Ltd. (“Zhanjiang Hongqin”)	51% by Powerbridge Zhuhai	July 7, 2021	the PRC	software application and technology services
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) (2)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services